RELATED PARTY BALANCES AND TRANSACTIONS (Details - Related party balances) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amounts due to related parties	$ 4,077,151	$ 3,311,732
Porta Capital [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,349,077	1,068,099
Bru Haas B [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	2,128,328	1,695,698
Bru Haas [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	103,129	80,381
Veo Edge Technology Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	10,318	(6,055)
Clicque [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	(170,683)	(162,361)
Directors [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	242,168	221,156
Leet HK [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 414,814	$ 414,814